Segment reporting (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Tax income (expense)	$ 10,213	$ 8,188	$ 24,822	$ 13,450
Gains (losses) on net monetary position	1,483	984	2,869	1,869
Finance income	(5,067)	(11,110)	(15,824)	(23,338)
Finance costs	2,757	14,895	8,355	20,154
Other gains (losses)	1,909	2,480	2,341	2,902
Impairment loss on financial assets	1,430	1,415	2,210	1,801
Depreciation and amortisation expense	7,936	5,540	15,651	10,602
Revenue	$ 399,664	$ 256,458	$ 735,526	$ 473,217